Note 30 - Share-based Payments - Cash-settled Share-based Payments and Share-based Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash-settled share-based payment expense	$ 1,413	$ 689	$ 315
Equity-settled share-based payment expense			14
Restricted and performance share units [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense	1,299	616	218
Share option programmes [member]
Statement Line Items [Line Items]
Equity-settled share-based payment expense			14
Cash-settled awards [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense	$ 114	$ 73	$ 97